LOAN FROM THIRD PARTIES (Details Narrative) - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Loan From Third Parties
Loan from third parties	$ 94,153	$ 463,229	$ 457,436